Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ 1,299,028	$ (8,536,925)	$ 1,403,178
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of the Right-of-use assets	399,903	377,435
Depreciation and amortization	3,106,082	2,264,957	1,466,522
(Gain) loss from disposition of fixed assets	(85,899)	1,036,304
Gain from disposition of a subsidiary	(5,162)
Share-based compensation for services	249,797	394,465	682,254
Change in inventory reserve	117,703	1,165,044	(4,863)
Change in bad debt allowance		755,472	90,077
Impairment of fixed assets		281,680
Impairment of long-term investment in equity investees		177,750
Deferred tax (benefit)	(478,316)	84,046	(209,015)
Forgiveness of PPP loan	(73,300)
Unrealized foreign exchange loss (gain)	43,852	172,108	(87,893)
Changes in operating assets and liabilities:
Accounts receivable	(526,372)	1,621,042	55,189
Inventories	(1,212,224)	1,214,601	(1,356,110)
Prepayments and other current assets	246,898	(224,171)	(4,475,109)
Accounts payables	91,185	(2,784,131)	205,428
Advance from customers	43,622	(22,153)	(52,719)
Taxes payable	1,325,835	(8,868)	577,877
Accrued expenses and other liabilities	(619,179)	(36,955)	436,233
Operating lease liabilities	(171,221)	(143,972)
Net cash provided by (used in) operating activities	3,752,232	(2,212,271)	(1,268,951)
Cash flows from investing activities:
Purchase of property, plant and equipment	(777,762)	(837,508)	(3,157,281)
Proceeds from disposition of fixed assets	184,760	38,661
Capital expenditures on construction-in-progress	(13,668,099)	(8,606,966)	(13,572,260)
Long-term investments in equity investees	(241,600)	(287,244)	(1,143,707)
Proceeds upon maturity (purchase) of short-term investments	3,257,070	7,235,136	16,250,610
Net cash used in investing activities	(11,245,631)	(2,457,921)	(1,622,638)
Cash flows from financing activities:
Net proceeds from private placement	6,611,432
Capital contribution made by noncontrolling shareholders	104,190	595,818	136,710
Proceeds from short-term bank loans	349,771	5,211,000	2,932,000
Repayment of short-term bank loans	(5,075,325)	(2,889,000)	(4,691,200)
Proceeds from long-term bank loan	7,550,000	73,300
Repayment of long-term bank loans	(381,133)
Proceeds from (repayment of) related party loans	1,892,636	50,466	(25,629)
Net cash provided (used in) by financing activities	11,051,571	3,041,584	(1,648,119)
Effect of exchange rate changes on cash	110,709	345,329	4,625
Net (decrease) increase in cash	3,668,881	(1,283,279)	(4,535,083)
Cash and restricted cash, beginning of year	1,266,873	2,550,152	7,085,235
Cash and restricted cash, end of year	4,935,754	1,266,873	2,550,152
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid (refunded) for income tax	(25,545)	33,131	74,284
Cash paid for interest	460,905	239,326	209,849
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations		1,618,634
Transfer from construction-in-progress to fixed assets	34,984,435	16,512,238	642,026
Additions to construction-in-progress through accounts payable and other payable	10,528,918	3,269,263	2,247,578
Transfer from prepayments to construction-in-progress		99,771	793,692
Prepaid share based compensation for services	279,861
Transfer from accounts receivable to long-term investment	$ 302,000